OTHER LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure For Other Liabilities [Abstract]
Partners and commercial managements	$ 1,400	$ 2,000
Accrued operating expenses	8,500	5,200
Accrued interest	5,200	5,800
Wages and social expenses	16,300	14,600
Derivative financial instruments	0	4,800
Payables to joint ventures	100	100
Other	2,300	500
Balance as of 31 December	$ 33,822	$ 33,055